Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 125,499,402	$ 107,421,205	$ 92,487,032
Turnover Tax
Disclosure of other operating expenses [line items]
Other Operating Expenses	75,867,764	62,600,121	46,052,443
Contributions to the Deposit Insurance Scheme
Disclosure of other operating expenses [line items]
Other Operating Expenses	2,916,506	3,138,808	3,114,573
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Other Operating Expenses	4,342,446	2,821,696	8,434,943
Claims
Disclosure of other operating expenses [line items]
Other Operating Expenses	6,046,837	5,366,365	3,727,345
Other Financial Expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	0	0	840,915
Interest on leases
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,143,136	1,033,047	1,172,715
Credit-card-relates expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	12,221,817	11,744,206	13,231,310
Other Expenses from Services
Disclosure of other operating expenses [line items]
Other Operating Expenses	19,947,408	17,225,968	12,738,981
Others
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 3,013,488	$ 3,490,994	$ 3,173,807